CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) (Parenthetical) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
U.S. Treasury notes, 2.000%, 02/15/2023 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	2.00%
Investment Maturity Date	Feb. 15, 2023
U.S. Treasury notes, 2.000%, 05/15/2023 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	1.75%
Investment Maturity Date	May 15, 2023
U S Treasury Notes 250008152023 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	2.50%
Investment Maturity Date	Aug. 15, 2023
U.S. Treasury notes, 2.750%, 11/15/2023 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	2.75%
Investment Maturity Date	Nov. 15, 2023
US Treasury Notes Securities [Member]
Net Investment Income [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 399,310,770	$ 393,466,046
U.S. Treasury notes, 2.500%, 02/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate		2.50%
Investment Maturity Date		Feb. 15, 2022
U.S. Treasury notes, 2.375%, 03/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate		2.375%
Investment Maturity Date		Mar. 15, 2022
U.S. Treasury notes, 1.750%, 05/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate		1.75%
Investment Maturity Date		May 15, 2022